JPMorgan Small Cap Sustainable Leaders Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Automobile Components — 1.9%
Visteon Corp. *	5	563
Banks — 7.7%
Amalgamated Financial Corp.	27	643
Berkshire Hills Bancorp, Inc.	20	466
Hilltop Holdings, Inc.	15	457
Synovus Financial Corp.	13	527
Zions Bancorp NA	4	159
		2,252
Biotechnology — 7.4%
Apellis Pharmaceuticals, Inc. *	9	507
Fate Therapeutics, Inc. *	11	77
Halozyme Therapeutics, Inc. *	13	549
Natera, Inc. *	7	665
Sarepta Therapeutics, Inc. *	3	366
		2,164
Building Products — 6.7%
AAON, Inc.	11	930
Advanced Drainage Systems, Inc.	2	341
AZEK Co., Inc. (The) *	13	675
		1,946
Capital Markets — 1.3%
Federated Hermes, Inc.	11	385
Chemicals — 1.3%
Avient Corp.	8	369
Commercial Services & Supplies — 5.3%
ABM Industries, Inc.	5	211
Interface, Inc.	19	311
MillerKnoll, Inc.	17	428
Tetra Tech, Inc.	3	591
		1,541
Consumer Staples Distribution & Retail — 2.3%
Sprouts Farmers Market, Inc. *	9	573
United Natural Foods, Inc. *	9	104
		677
Diversified Consumer Services — 0.4%
Coursera, Inc. *	9	128
Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	20	333
Electric Utilities — 1.7%
Portland General Electric Co.	12	505
Electrical Equipment — 2.4%
Acuity Brands, Inc.	1	300
Bloom Energy Corp., Class A *	4	49

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Fluence Energy, Inc. *	4	61
FuelCell Energy, Inc. *	15	17
NEXTracker, Inc., Class A *	3	193
SunPower Corp. *	22	67
		687
Electronic Equipment, Instruments & Components — 4.6%
Badger Meter, Inc.	4	648
Itron, Inc. *	7	681
		1,329
Food Products — 2.1%
Darling Ingredients, Inc. *	9	422
Vital Farms, Inc. *	9	196
		618
Health Care Equipment & Supplies — 1.9%
Outset Medical, Inc. *	18	39
Shockwave Medical, Inc. *	1	502
		541
Health Care Providers & Services — 5.6%
AMN Healthcare Services, Inc. *	3	207
Encompass Health Corp.	5	388
HealthEquity, Inc. *	6	514
Progyny, Inc. *	14	521
		1,630
Health Care Technology — 1.4%
Schrodinger, Inc. *	11	296
Veradigm, Inc. *	14	110
		406
Hotels, Restaurants & Leisure — 0.3%
Sweetgreen, Inc., Class A *	4	95
Household Durables — 4.0%
KB Home	12	856
Sonos, Inc. *	17	314
		1,170
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc. *	3	16
Industrial REITs — 0.9%
Rexford Industrial Realty, Inc.	5	268
Insurance — 2.3%
CNO Financial Group, Inc.	23	649
Lemonade, Inc. *	1	14
		663

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 2.0%
Bumble, Inc., Class A *	13	151
Yelp, Inc. *	11	421
		572
Life Sciences Tools & Services — 0.6%
Azenta, Inc. *	2	143
Singular Genomics Systems, Inc. *	37	19
		162
Machinery — 2.1%
AGCO Corp.	3	342
Lindsay Corp.	2	266
		608
Metals & Mining — 3.7%
Alcoa Corp.	7	219
Constellium SE *	28	614
Radius Recycling, Inc.	12	260
		1,093
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13	382
Office REITs — 1.5%
Hudson Pacific Properties, Inc.	9	59
Kilroy Realty Corp.	7	240
Paramount Group, Inc.	26	124
		423
Oil, Gas & Consumable Fuels — 0.3%
Clean Energy Fuels Corp. *	33	87
Personal Care Products — 1.1%
elf Beauty, Inc. *	2	326
Professional Services — 4.3%
Huron Consulting Group, Inc. *	6	590
ICF International, Inc.	4	650
		1,240
Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	25	262
Semiconductors & Semiconductor Equipment — 1.7%
Power Integrations, Inc.	4	309
Wolfspeed, Inc. *	7	199
		508
Software — 3.3%
Everbridge, Inc. *	3	100
NCR Voyix Corp. *	12	155

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Q2 Holdings, Inc. *	8	406
Workiva, Inc. *	3	293
		954
Specialized REITs — 1.2%
Rayonier, Inc.	11	352
Specialty Retail — 1.2%
ThredUp, Inc., Class A *	38	76
Warby Parker, Inc., Class A *	21	286
		362
Textiles, Apparel & Luxury Goods — 6.9%
Columbia Sportswear Co.	4	325
Deckers Outdoor Corp. *	1	807
Kontoor Brands, Inc.	10	630
Unifi, Inc. *	43	258
		2,020
Trading Companies & Distributors — 2.4%
WESCO International, Inc.	4	711
Water Utilities — 1.7%
American States Water Co.	7	503
Total Common Stocks (Cost $28,185)		28,851
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $439)	438	439
Total Investments — 100.4% (Cost $28,624)		29,290
Liabilities in Excess of Other Assets — (0.4)%		(129)
NET ASSETS — 100.0%		29,161

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$29,290	$—	$—	$29,290

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Small Cap Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$906	$13,006	$13,473	$— (c)	$— (c)	$439	438	$22	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.